Consolidated Statements of Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Statement of comprehensive income [abstract]
Other Comprehensive Income Net Of Tax Research and Development Cost	$ 277	$ 296